Liquidity and capital resources - Other Information (Details) € in Millions, shares in Millions	12 Months Ended
Mar. 31, 2018 EUR (€) shares
Liquidity and capital resources
Maximum payable under guarantees	€ 506
Provision in respect to guarantees	€ 0
Verizon Wireless
Liquidity and capital resources
Ownership interest (as a percentage)	45.00%
Number of shares equivalent in cash at settlement | shares	743